SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund

June 30, 2025 (Unaudited)
Shares		Value
Common Stocks — 97.8%
Australia — 5.8%
9,877	ANZ Group Holdings Ltd.	$189,409
14,584	Brambles Ltd.	225,232
1,941	CSL Ltd.	306,602
339	Flutter Entertainment Plc*	96,375
6,183	Goodman Group, REIT	139,394
1,835	Macquarie Group Ltd.	275,994
29,124	Paladin Energy Ltd.*	155,269
12,602	Telix Pharmaceuticals Ltd.*	202,420
		1,590,695
China — 0.7%
2,800	Tencent Holdings Ltd.	180,420

Denmark — 4.4%
869	DSV A/S	208,433
9,581	Novo Nordisk A/S, Class B	663,906
4,541	Novonesis Novozymes, Class B	326,030
		1,198,369
Finland — 1.6%
39,975	Sampo Oyj, Class A	430,231

France — 8.2%
2,644	Air Liquide SA	545,196
1,521	EssilorLuxottica SA	417,655
384	L’Oreal SA	164,488
545	LVMH Moet Hennessy Louis Vuitton SE	285,242
1,114	Schneider Electric SE	299,092
4,784	TotalEnergies SE	292,411
1,813	Vinci SA	267,364
		2,271,448
Germany — 9.3%
1,568	Allianz SE	636,347
793	Deutsche Boerse AG	259,065
5,266	Deutsche Telekom AG	192,754
1,205	Heidelberg Materials AG	283,774
124	Rheinmetall AG	262,595
1,645	SAP SE	503,007
921	Siemens AG	236,566
1,646	Siemens Energy AG*	192,386
		2,566,494
Hong Kong — 0.9%
28,200	AIA Group Ltd.	255,448

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Ireland — 3.5%
24,122	Bank of Ireland Group Plc	$343,742
1,724	CRH Plc	159,142
7,929	Ryanair Holdings Plc, ADR	457,265
		960,149
Italy — 1.9%
60,476	Intesa Sanpaolo SpA	348,367
16,594	Terna - Rete Elettrica Nazionale	170,602
		518,969
Japan — 22.8%
14,200	Asics Corp.	362,106
7,200	Daiichi Sankyo Co. Ltd.	166,810
1,000	Fast Retailing Co. Ltd.	342,864
19,600	Hitachi Ltd.	569,661
650	Keyence Corp.	259,888
2,500	Konami Group Corp.	395,254
29,900	Mitsubishi Heavy Industries Ltd.	748,229
25,800	Mitsubishi UFJ Financial Group, Inc.	351,747
17,900	NEC Corp.	522,234
4,260	Nintendo Co. Ltd.	409,087
16,100	Ryohin Keikaku Co. Ltd.	772,136
7,502	Sanrio Co. Ltd.	362,764
25,100	Sony Group Corp.	652,608
9,400	TDK Corp.	109,722
6,300	Tokio Marine Holdings, Inc.	267,001
		6,292,111
Netherlands — 5.2%
852	ASML Holding NV	682,739
4,281	Heineken NV	373,487
17,208	ING Groep NV	377,159
		1,433,385
New Zealand — 0.6%
1,296	Xero Ltd.*	153,355
117	Xero Ltd.(a),*	13,845
		167,200
Norway — 2.0%
4,186	Aker BP ASA	106,971
16,537	DNB Bank ASA	457,324
		564,295
Singapore — 2.5%
17,900	DBS Group Holdings Ltd.	631,907
300	Sea Ltd., ADR*	47,982
		679,889

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Spain — 4.7%
3,469	Amadeus IT Group SA	$293,072
30,534	Banco Santander SA	252,848
29,664	Iberdrola SA	570,677
8,549	Redeia Corp. SA	182,929
		1,299,526
Sweden — 1.8%
7,009	Assa Abloy AB, Class B	219,127
8,126	Atlas Copco AB, Class A	131,365
13,201	Hexagon AB, Class B	133,061
		483,553
Switzerland — 3.3%
1,781	Roche Holding AG	581,354
9,324	UBS Group AG	316,566
		897,920
Taiwan — 2.2%
16,817	Taiwan Semiconductor Manufacturing Co. Ltd.	614,987

United Kingdom — 14.9%
2,277	Ashtead Group Plc	146,015
3,458	AstraZeneca Plc	481,247
20,740	Barratt Redrow Plc	129,874
5,399	British American Tobacco Plc	256,703
3,644	Coca-Cola Europacific Partners Plc	337,872
2,108	DCC Plc	136,811
6,948	Diageo Plc	175,201
4,829	Experian Plc	249,013
47,071	Haleon Plc	241,928
2,963	London Stock Exchange Group Plc	433,330
52,125	NatWest Group Plc	366,071
7,719	RELX Plc	417,125
19,933	Rolls-Royce Holdings Plc	264,165
7,543	Unilever Plc	460,321
		4,095,676
United States — 1.5%
6,765	Shell Plc	236,028
248	Spotify Technology SA*	190,300
		426,328
Total Common Stocks		26,927,093
(Cost $22,046,117)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Equity Fund  (cont.)

June 30, 2025 (Unaudited)
Shares		Value
Investment Company — 2.0%
554,439	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	$554,439
Total Investment Company		554,439
(Cost $554,439)
Total Investments		$27,481,532
(Cost $22,600,556) — 99.8%
Other assets in excess of liabilities — 0.2%		56,450
NET ASSETS — 100.0%		$27,537,982

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
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